(ICON)

Prudential
Small
Companies
Fund, Inc.

SEMI
ANNUAL
REPORT

March 31, 1998

(LOGO)

Prudential Small Company Value Fund, Inc.

Performance At A Glance.
The Prudential Small Company Value Fund finished the six months ended March 31,
1998 almost four full percentage points ahead of the Lipper Small-Cap Fund
Average. Our industrial stocks provided the largest contribution to our return, although our consumer stocks and financials also added considerably.
We outperformed in late 1997 when small-caps were falling and kept up with the pace in the 1998 bull market.

Cumulative Total Returns1                 As of 3/31/98

                                    Six         One
Five        Ten          Since
                                   Months       Year
Years      Years       Inception2
                   Class A           9.27%      45.20%
150.18%      N/A         310.74%
                   Class B           8.84       44.14
140.92     371.17%       873.28
                   Class C           8.84       44.14
N/A         N/A         124.17
                   Class Z           9.49       45.79
N/A         N/A         79.35
Lipper Small-Cap
Fund Avg3                            5.32       43.53
133.72      382.02       ***

Average Annual Total Returns1                As of
3/31/98

                                    One        Five
Ten          Since
                                    Year       Years
Years       Inception2
       Class A                     37.94%      18.91%
N/A          18.09%
       Class B                     39.14       19.13
16.77%        13.99
       Class C                     43.14        N/A
N/A          24.65
       Class Z                     45.79        N/A
N/A          32.41

How Investments Compared.
    (As of 3/31/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other invest-ments.
Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Roger Ford and Jay S. Kaplan, Fund Managers

Portfolio
Managers' Report
(PHOTOS)

The Prudential Small Company Value Fund invests in stocks of small companies
(those with a total market value of $1.5 billion or less) mostly located in the U.S. We follow a traditional value investment style: we look for good businesses with sound management that are selling for substantially less than a fair price. Historically, stocks of small companies have fluctuated a great deal, so we try to buy when they are bargains and sell when they are expensive. We have been seeking good risk-adjusted returns consistently, year after year. There can be no assurance that the Fund will achieve its investment objective.

No New Accounts.
The Prudential Small Company Value Fund was closed to new shareholders on
April 24, 1998 in order to protect the interests of current shareholders who still will be able to add to existing accounts. It became difficult to find enough attractive investment opportunities as the Fund's assets more than doubled to more than $1.5 billion over the past 12 months. We hope to welcome new shareholders sometime in the future.

Strategy Session.
-------------------------------------------------
We purchase stocks that are inexpensive on the basis of such factors as price/cash flow, price/earnings, price/book value, asset values, breakup values, and private market values. We tend to focus on cash flow. Our stocks are typically among the 15% to 20% lowest-priced small companies. Some of our larger purchases during the period illustrate our approach:

- We bought Standard Products, a leading supplier of rubber products to the auto industry. Other investors were slow to recognize positive changes as a new CEO helped engineer a turnaround. It now has stronger earnings and new growth opportunities. Our industry contacts called it to our attention; we met with the new management and were impressed. We have already seen a 15% return on our investment.

- Another recent purchase was Doncasters, a British firm that shapes difficult-to-form metal parts. It had been neglected as a small part of Inco, a large metals and mining firm. With its spin-off early in 1997, Doncasters flourished. We bought early. The stock rose sharply, then suffered a reversal because of concerns about slowing orders from its aerospace customers and the company's planned acquisition of Triplex Lloyd. We took advantage of the decline to buy more shares at steep discounts to the prices of similar companies. Today, the aerospace business is healthy and the acquisition is performing better than expected.

    Portfolio Composition.
Sectors expressed as a percentage
  of net assets as of 3/31/98.
           (GRAPH)

What Went Well.
-------------------------------------------------
Our largest holding was Financial Security Assurance, which gained 18% over the past six months. A long-term holding for us, it is a well-run company that insures municipal bonds. It has been undervalued on the stock market for a long time, so its management bought back shares. Now it is getting the market recognition it deserves.

Our third largest holding is Universal Health.
Universal is the third-largest
manager of for-profit hospitals in the U.S. Its shares appreciated by 35% over the past six months.

Our utilities, particularly our cellular telephone companies, also performed well over this period, gaining 33%. Our largest utility holding was Centennial
Cellular, which rose 48%. Our large cable company holdings, Century
Communications (up 80%) and TCA Cable TV (up 50%), together with television station operator Young Broadcasting (up 44%), made the media industry a major contributor to our return this period.

And Not So Well.
-------------------------------------------------
Broad stock market measures continue to reach new record highs. In this environment, we are taking profits on our fully valued stocks. Because stocks are expensive, we are having difficulty reinvesting the proceeds in the kinds of value stocks we like. Our cash holdings rose to 10% at March 31. We have now closed the Fund to new investors, giving ourselves some breathing room.

Our holdings suffered from the recent steep drop in the price of oil and from difficulties in the electronics industry. About 6% of our holdings are related to oil exploration and production. Oil production has been rising while a mild winter in North America and the drastic economic slowdown in Asia both reduced demand for oil, driving the price of oil and oil-related stocks down. Pioneer
Natural Resources took a particularly large 39% drop.
Electronics companies
also are having cyclical problems. We own some companies -- such as Pioneer
Standard Electronics and Marshall Industries -- that distribute electronic components to technology companies. Their stocks have declined over the past six months because of weakness in demand.

Five Largest Holdings.
2.1%  Financial Security Assurance
      Insurance
2.0%  Blount International Inc.
      Misc. Industrial
2.0%  Universal Health
      Hospital Management
1.8%  Astoria Financial Corp.
      Savings & Loan
1.7%  Big Flower Holdings
      Printing & Publishing

Expressed as a percentage of net assets as of 3/31/98.

Looking Ahead.
-------------------------------------------------
We measure the attractiveness of small-cap stocks
relative to larger company
stocks by comparing their prices to various indicators
of a share's true value:
cash flow, earnings, and book value. On some of these
measures, small-caps have
not been this relatively inexpensive since before 1980.
We can't predict the
future, but we can say that now our stocks are more
attractively priced than
the market as a whole.  Currently, all stocks are
expensive, by historical
standards, and we caution against expecting returns
like those of the past
three years to continue.
                                       1

What Is A Small Company Value Stock?
-------------------------------------------------------
------------------------
Prudential Small Company Value Fund Co-manager Jay
Kaplan explains your Fund's
investing style.

Q. Many investors associate small companies with growth. What does a value investing style offer?
A. Value investors also look for growth potential -- we just won't pay a high price for it. Because small companies are less well known than the larger firms, we often can find companies with strong earnings prospects that sell at bargain prices. Currently, investors have picked over the stock market very thoroughly, and our expertise pays off most among the companies too small to attract much analytical attention. Some of these firms are followed by only one or two analysts, or even none, so they haven't been bid up as much.

Q. Does the investment environment tend to favor one style?
A. Yes. As 1997 ended, investors feared an economic slowdown and the Russell
   2000 Growth Index (which measures small company growth stocks) declined by more than 8%, small company value stocks delivered a positive return. In
   1998, investors became more optimistic, giving the growth style an advantage. Historically, however, value stocks in the Russell 2000 universe performed better than average over the past 1-, 3-, 5-, and 10-year periods
   (as did our Fund). A value style may hold up better in difficult markets because when you've paid less for a stock, you hope to be less exposed should it decline. Of course, past performance is not indicative of future results.

Q. Is this a good environment now?
A. We believe most U.S. stocks are expensive now:
investors are paying more
   for a dollar of company earnings than ever before -- about 20 times next year's estimated earnings for the Russell 2000. Some people argue that this is justified because both inflation and interest rates are very low, but we are cautious. Historically, small company stocks have been more expensive than large company stocks because of their greater growth potential. Today, the large company S&P 500 is even more expensive:
about 22 times next year's
   earnings. So buying small company stocks is now relatively less expensive while still offering higher growth potential. As far as value versus growth styles are concerned, 1998 has been a growth year so far, but corporate earnings growth has slowed considerably. It hasn't been easy for us to find bargain stocks recently, but that can change quickly
-- we have seen two
   market declines in the past 12 months.

                                            2

President's Letter
May 15, 1998
-------------------------------------------------------
------------------------
(PHOTS)
                         See You On the Net!

Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net News
(February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine (Winter
1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in Prudential
Online(R) and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of
PRUDENTIAL SMALL COMPANY
March 31, 1998 (Unaudited)                    VALUE
FUND, INC.
-------------------------------------------------------
---------------
0A                                             Months
                                              Ended
Year Ended September 30,
                                            March 31,
-------------------------------------------------------
-----
                                              1998
1997         1996         1995         1994
1993
                                            ---------
--------     --------     --------     --------     ---
-----
[S]                                         [C]
[C]          [C]          [C]          [C]          [C]
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period....    $  17.64
$  14.49     $  13.56     $  11.99     $  12.74     $
11.08
                                            ---------
--------     --------     --------     --------     ---
-----
Income from investment operations
Net investment income (loss)............        (.06 )
(.09)        (.06)        (.06)        (.09)
(.06)
Net realized and unrealized gain on
   investment transactions..............        1.35
5.67         1.66         2.47          .13
3.08
                                            ---------
--------     --------     --------     --------     ---
-----
   Total from investment operations.....        1.29
5.58         1.60         2.41          .04
3.02
                                            ---------
--------     --------     --------     --------     ---
-----
Less distributions
Distributions from net realized gains...       (1.85 )
(2.43)        (.67)        (.84)        (.79)
(1.36)
                                            ---------
--------     --------     --------     --------     ---
-----
Net asset value, end of period..........    $  17.08
$  17.64     $  14.49     $  13.56     $  11.99     $
12.74
                                            ---------
--------     --------     --------     --------     ---
-----
                                            ---------
--------     --------     --------     --------     ---
-----
TOTAL RETURN(b):........................        8.84 %
44.91%       12.56%       22.37%         .34%
29.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $755,547
$645,579     $378,861     $361,873     $425,502
$376,068
Average net assets (000)................    $671,626
$443,761     $355,636     $349,929     $399,920
$278,659
Ratios to average net assets:
   Expenses, including distribution
      fees..............................        1.99
%(c)     1.96%        1.99%        2.08%        2.09%
1.97%
   Expenses, excluding distribution
      fees..............................         .99
%(c)      .96%         .99%        1.08%        1.09%
 .97%
   Net investment income (loss).........        (.76
)%(c)     (.60)%      (.42)%       (.51)%       (.76)%
(.54)%
[/TABLE]
---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the
first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less
than a full year are not
    annualized.
(c) Annualized.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     15

PRUDENTIAL SMALL COMPANY
Financial Highlights (Unaudited)                  VALUE
FUND, INC.
-------------------------------------------------------
-------------------------

Class C
                                            -----------
-------------------------------------------------------
---------
                                               Six
August 1,
                                             Months
1994(d)
                                              Ended
Year Ended September 30,                  Through
                                            March 31,
-------------------------------------------
September 30,
                                              1998
1997           1996              1995              1994
                                            ---------
-------     -------------     -------------     -------
------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period....    $  17.64
$ 14.49        $ 13.56           $ 11.99           $
11.61
                                            ---------
-------          -----             -----             --
---
Income from investment operations
Net investment income (loss)............        (.06 )
(.09)          (.06)             (.06)
(.01)
Net realized and unrealized gain on
   investment transactions..............        1.35
5.67           1.66              2.47               .39
                                            ---------
-------          -----             -----             --
---
   Total from investment operations.....        1.29
5.58           1.60              2.41               .38
                                            ---------
-------          -----             -----             --
---
Less distributions
Distributions from net realized gains...       (1.85 )
(2.43)          (.67)             (.84)            --
                                            ---------
-------          -----             -----             --
---
Net asset value, end of period..........    $  17.08
$ 17.64        $ 14.49           $ 13.56           $
11.99
                                            ---------
-------          -----             -----             --
---
                                            ---------
-------          -----             -----             --
---
TOTAL RETURN(b):........................        8.84 %
44.91%         12.56%            22.37%
3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $ 32,600
$22,049        $ 4,323           $ 1,545           $
269
Average net assets (000)................    $ 25,869
$ 8,762        $ 2,786           $   784           $
179
Ratios to average net assets:
   Expenses, including distribution
      fees..............................        1.99
%(c)    1.96%          1.99%             2.08%
2.22%(c)
   Expenses, excluding distribution
      fees..............................         .99
%(c)     .96%           .99%             1.08%
1.22%(c)
   Net investment income (loss).........        (.76
)%(c)    (.60)%        (.42)%            (.46)%
(.31)%(c)

Class Z
                                          -------------
--------------------------------
                                             Six
March 1,
                                           Months
1996(e)
                                            Ended
Year Ended          Through
                                          March 31,
September 30,     September 30,
                                            1998
1997              1996
                                          ---------
-------------     -------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period....  $  19.04
$   15.32          $ 13.69
                                          ---------
-------------         ------
Income from investment operations
Net investment income (loss)............       .02
 .06              .05
Net realized and unrealized gain on
   investment transactions..............      1.51
6.09             1.58
                                          ---------
-------------         ------
   Total from investment operations.....      1.53
6.15             1.63
                                          ---------
-------------         ------
Less distributions
Distributions from net realized gains...     (1.85 )
(2.43)              --
                                          ---------
-------------         ------
Net asset value, end of period..........  $  18.72
$   19.04          $ 15.32
                                          ---------
-------------         ------
                                          ---------
-------------         ------
TOTAL RETURN(b):........................      9.49 %
46.38%           11.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........  $165,446
$ 151,215          $68,516
Average net assets (000)................  $156,363
$  97,310          $66,228
Ratios to average net assets:
   Expenses, including distribution
      fees..............................       .99 %(c)
 .96%             .99%(c)
   Expenses, excluding distribution
      fees..............................       .99 %(c)
 .96%             .99%(c)
   Net investment income (loss).........       .24 %(c)
 .40%             .58%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the
first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less
than a full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
-------------------------------------------------------
-------------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Mendel A. Melzer, CFA
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse  LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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